Summary of Long-lived Asset by Geographic Regions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 351,688	$ 279,254
China
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	320,188	262,679
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 31,500	$ 16,575